Income Tax (Credit) Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Summary of Information about Components of Tax Expense Income

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
US CIT
— current year	(205)	1	1
— over-provision in respect of prior years	(58)	—	—
Deferred tax (Note 17)	178	—	—

	(85)	1	1

Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements
The income tax (credit) expense for the years ended December 31, 2020, 2021 and 2022 can be reconciled to the loss before taxation per the consolidated statements of profit or loss and other comprehensive income as follows:

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before taxation	(74,905)	(94,796)	(240,810)

Tax at the US federal tax rate of 21%	(15,730)	(19,907)	(50,570)
Tax effect of expenses not deductible for tax purpose	10,258	20,419	45,739
Tax effect of income not taxable for tax purpose	(386)	(309)	(257)
Tax effect of additional qualified expenses deductible for tax purpose (note)	—	—	(1,517)
Over-provision in respect of prior years	(58)	—	—
Tax effect of tax losses not recognized	6,461	360	7,027
Tax effect of CARES Act	(205)	—	—
Tax effect of foreign tax differential rates	(425)	(562)	(421)

Income tax (credit) expense for the year	(85)	1	1